Share Based Compensation	12 Months Ended
Dec. 31, 2012
Share Based Compensation [Abstract]
Share Based Compensation

11.Share Based Compensation

Equity incentive plan

On April 19, 2011, the Company adopted an equity incentive plan, under which the officers, key employees and directors of the Company will be eligible to receive awards in the form of (a) stock options, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock units and (e) unrestricted stock. A total of 2,000,000 shares, as amended in February 2013, were reserved for issuance under the plan. The Board of Directors administers the plan. Under the terms of the plan, the Board of Directors are able to grant options exercisable at a price per common share to be determined by the Board of Directors but in no event less than fair market value as of the date of grant.

Non-vested share awards

Until the forfeiture of any non-vested share awards, all non-vested share awards regardless of whether vested, give the grantee the right to vote such non-vested share awards and to receive and retain all regular cash dividends paid on such non-vested share awards with no obligation to return the dividend if employment ceases and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the non-vested share awards. All share awards are conditioned upon the option holder's continued service as an employee of the Company, or a director through the applicable vesting date. The Company estimates the forfeitures of non-vested share awards to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

The accounting guidance relating to the share based payments describes two generally accepted methods of accounting for non-vested share awards with a graded vesting schedule for financial reporting purposes: 1) the "accelerated method", which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award and 2) the "straight-line method" which treats such awards as a single award. Management has selected the straight-line method with respect to the non-vested share awards because it considers each non-vested share award to be a single award and not multiple awards, regardless of the vesting schedule. Additionally, the "front-loaded" recognition of compensation cost that results from the accelerated method implies that the related employee services become less valuable as time passes, which management does not believe to be the case.

The details of the non-vested share awards granted are outlined as follows:

	Grant date	Final vesting date	Total shares granted	Grant Date Fair Value
A.	April 19, 2011	April 19, 2014	100,000	$11.050
B.	July 14, 2011	April 19, 2014	8,000	$10.735
C.	December 5, 2011	December 31, 2014	209,000	$10.230
D.	January 2, 2012	December 31, 2014	8,000	$8.660
E.	February 3, 2012	December 31, 2014	1,000	$8.275
F.	November 14, 2012	December 31, 2014	315,000	$5.345

A summary of the activity for non-vested share awards for the year ended December 31, 2012, is as follows:

	Number of shares	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2011	317,000	$10.515
Granted	324,000	$5.489
Vested	(108,667)	$10.47
Non-vested, December 31, 2012	532,333	$8.430

The non-vested share awards under A and B above, vest ratably in annual installments over a three-year period commencing on April 19, 2012 and ending on April 19, 2014. The non-vested share awards under C, D and E above, vest ratably in annual installments over a three-year period commencing on December 31, 2012 and ending on December 31, 2014. The non-vested share awards under F above, vest ratably in annual installments over a two-year period commencing on December 31, 2013 and ending on December 31, 2014. The remaining unrecognized compensation cost amounting to $3,542,801 as of December 31, 2012, is expected to be recognized over the remaining period of 1.9 years, according to the contractual terms of those non-vested share awards.

Share based compensation for the years ended December 31, 2011 and 2012, amounted to $322,103 and $1,225,276, respectively, (2010: $0) and is included in general and administrative expenses.